Subsequent Events (Details)										1 Months Ended	12 Months Ended
	Apr. 02, 2025 shares	Mar. 14, 2025 shares	Feb. 15, 2025 USD ($) $ / shares shares	Dec. 19, 2024 USD ($)	Oct. 16, 2024 $ / shares shares	Sep. 23, 2024	Nov. 21, 2023	Apr. 20, 2023 $ / shares shares	Feb. 08, 2023 shares	Feb. 28, 2025 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Nov. 20, 2023 $ / shares
Subsequent Events
Common stock, par value (in dollars per share)											$ 0.001	$ 0.001
Warrant exercise price (in dollars per share)								$ 178.06
Offering price (in dollars per share)								$ 178.06
Proceeds from sale and issuance of securities, net | $											$ 13,438,000
Reverse stock split ratio						0.0172
Common warrants
Subsequent Events
Warrant exercise price (in dollars per share)													$ 19.14
Securities purchase agreement
Subsequent Events
Shares issued to the investor | shares					7,983
Common stock, par value (in dollars per share)					$ 0.001
Over-allotment option
Subsequent Events
Shares issued to the investor | shares									3,298
Warrants to purchase shares of common stock | shares								691	4,947
Warrant exercise price (in dollars per share)								$ 196.04
Cash fee, as a percentage of gross proceeds							6.50%	7.00%
Warrants issued, as a percentage of aggregate common shares								5.00%
ELOC Purchase Agreements
Subsequent Events
Option to sell common stock | $				$ 5,000,000
Issuable term common stock				36 months
Subsequent Event [Member]
Subsequent Events
Warrants to purchase shares of common stock | shares		15,132,975
Number of unexercised warrants | shares		2,703,862
Shares issued upon exercise of warrants | shares	14,757,924
Subsequent Event [Member] | Maximum
Subsequent Events
Reverse stock split ratio		0.5
Subsequent Event [Member] | Minimum
Subsequent Events
Reverse stock split ratio		0.004
Subsequent Event [Member] | Securities purchase agreement
Subsequent Events
Shares issued to the investor | shares			2,575,107							2,575,107
Common stock, par value (in dollars per share)			$ 0.001
Offering price (in dollars per share)			$ 2.33							$ 2.33
Number of trading days after stockholder approval for adjusted exercise price			4 days
Number of trading days prior to stockholders approval for determining the adjustment of exercise price			4 days
Number of trading days after stockholders approval for determining the adjustment of exercise price			4 days
Floor reset exercise price			$ 1.25
Multiplier for cashless exercise of warrants			1.2
Proceeds from sale and issuance of securities, net | $			$ 6,000,000
Percentage of cash to be used for prepayment of secured convertible note			50.00%
Subsequent Event [Member] | Securities purchase agreement | Maximum
Subsequent Events
Period for expiry after stockholder approval			60 days
Subsequent Event [Member] | Securities purchase agreement | Minimum
Subsequent Events
Period for expiry after stockholder approval			12 days
Subsequent Event [Member] | Securities purchase agreement | Common warrants
Subsequent Events
Warrants to purchase shares of common stock | shares			2,575,107							2,575,107
Warrant exercise price (in dollars per share)			$ 5.83							$ 5.83
Subsequent Event [Member] | Over-allotment option
Subsequent Events
Warrants to purchase shares of common stock | shares			128,755
Warrant exercise price (in dollars per share)			$ 5.83
Cash fee, as a percentage of gross proceeds			7.00%
Warrants issued, as a percentage of aggregate common shares			5.00%